A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2026

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Claren Road Credit Fund, Ltd.	Global	12,000,000	11,806,611	3.83	4/1/2026	Quarterly	45 days	3/31/2027	(d)	$11,806,611
Elementum Zephyrus Total Return Cat Bond Fund Ltd.	Global Markets	4,415,291	5,811,239	1.88	1/1/2024	Monthly	30 days	6/30/2026	(e)	$5,811,239
Sona Credit Fund Ltd	Global	5,980,630	10,157,557	3.29	12/1/2022	Quarterly	45 days	6/30/2026	(f)	$2,539,389
SPF Securitized Products Fund Ltd.	US/Canada	7,736,671	9,068,816	2.94	7/1/2024	Quarterly	65 days	6/30/2026	(f)	$2,267,204

Credit/Income Subtotal		30,132,592	36,844,223	11.94

Equity Hedged

Aleutian Fund, Ltd.	US/Canada	12,934,841	18,364,271	5.95	6/1/2023	Monthly	90 days	6/30/2026		$18,364,271

Anomaly Capital International, Ltd.	Global	7,406,617	12,728,404	4.13	10/1/2020	Custom Quarterly Dates	60 days	6/30/2026	(f)	$2,154,369

Bay Pond Investors (Cayman), Ltd.	Global	8,127,000	8,624,798	2.80	10/1/2025	Quarterly	45 days	6/30/2026	(f)	$2,156,200

Burkehill International Ltd.	Global Markets	11,169,199	14,150,862	4.59	3/1/2024	Quarterly	60 days	6/30/2026		$14,150,862

Davidson Kempner Talonite Fund (Cayman) Ltd.	Europe including UK	13,009,713	13,698,834	4.44	8/1/2025	Quarterly	60 days	6/30/2026		$13,698,834

Jericho Capital International, Ltd.	US/Canada	4,981,500	12,773,598	4.14	1/1/2024	Quarterly	60 days	6/30/2026		$12,773,598

Merewether Cyclicals Offshore Partners, Ltd.	US/Canada	9,000,000	9,017,156	2.92	4/1/2026	Quarterly	45 days	3/31/2027	(d)	$9,017,156
Point72 Capital International, Ltd.	Global	8,057,900	21,740,136	7.05	8/1/2018	Quarterly	45 days	6/30/2026	(f)	$5,435,034

Equity Hedged Subtotal		74,686,770	111,098,059	36.02

Relative Value

Bright Meadow Agency MBS Offshore Fund, Ltd.	US/Canada	8,560,413	12,101,588	3.92	8/1/2021	Monthly	30 days	6/30/2026	(g)	$6,050,794

Elan Feeder Fund Ltd.	Global	9,456,893	13,856,577	4.49	2/1/2022	Monthly	45 days	6/30/2026	(f)	$3,464,144

Linden Investors LP	Global	3,368,264	13,431,426	4.35	4/1/2014	Quarterly	65 days	6/30/2026	(f)	$3,357,857

Symmetry International Fund, Ltd.	Global	12,411,000	36,033,005	11.69	1/1/2015	Anniversary - 30 months	184 days	12/31/2027	(d)	$36,033,005
Trexquant Offshore Fund Ltd.	Global	8,024,196	8,122,460	2.63	6/1/2025	Monthly	60 days	6/30/2026		$8,122,460

Relative Value Subtotal		41,820,766	83,545,056	27.08

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2026

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading

AQR Alternative Trends Offshore Fund II Ltd.	Global	7,930,741	7,098,036	2.30	1/1/2026	Monthly	15 days	6/30/2026		$7,098,036
Kirkoswald Global Macro Fund Ltd	Global Markets	8,786,685	13,557,230	4.40	5/1/2023	Quarterly	60 days	6/30/2026	(f)	$3,389,308
Nexus Commodities International Fund Ltd	Global	7,000,000	7,394,095	2.40	11/1/2025	Quarterly	60 days	12/31/2026	(d),(f)	$1,848,524
Rokos Global Macro Fund, Ltd.	Global	3,841,767	13,214,236	4.28	11/1/2015	Monthly	90 days	6/30/2026	(f)	$3,303,559
Statar Capital Offshore (Cayman), Ltd.	US/Canada	4,152,332	8,530,678	2.77	4/1/2022	Monthly	30 days	6/30/2026		$8,530,678
Valent Green Elements Offshore Fund Ltd.	Global Markets	3,881,356	11,989,527	3.89	5/1/2024	Quarterly	90 days	6/30/2026		$11,989,527

Trading Subtotal		35,592,881	61,783,802	20.04

Total Investment Funds		$182,233,009	$293,271,140	95.08%

Cash Equivalents	Shares	Cost	Fair Value	% of Net Assets
UBS Select Treasury Institutional Fund, 3.53% (h)	195,515	$195,515	$195,515	0.06%

Total Cash Equivalents	195,515	$195,515	$195,515	0.06%

Total Investments and Cash Equivalents		$182,428,524	$293,466,655	95.14%

Other Assets less Liabilities			14,985,512	4.86

Members’ Capital			$308,452,167	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	This holding is under lock-up and is not redeemable without paying a fee.
(e)	The Fund has submitted a full redemption notice for this holding, and as such, is receiving its proceeds from the Investment Fund.
(f)	The Investment Fund is subject to an investor level gate of 25%.
(g)	The Investment Fund is subject to an investor level gate of 50%.
(h)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) LLC. The rate shown is the current yield as of June 30, 2026. The audited financial statements of this entity can be found at www.sec.gov.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2026

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $293,271,140. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $36,844,223) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2026, the Investment Funds in the credit/income strategy had $31,032,984, representing 84% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $11,806,611, representing 32% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 9 months at June 30, 2026.

The Investment Funds in the equity hedged strategy (total fair value of $111,098,059) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2026, the Investment Funds in the equity hedged strategy had $52,110,494, representing 47% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $9,017,156, representing 8% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 9 months at June 30, 2026.

The Investment Funds in the relative value strategy (total fair value of $83,545,056), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2026, the Investment Funds in the relative value strategy had $75,422,596, representing 90% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $36,033,005, representing

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2026

43% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 30 months after acquisition. The remaining restriction period for this investment is 18 months at June 30, 2026.

The Investment Funds in the trading strategy (total fair value of $61,783,802) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2026, the Investment Funds in the trading strategy had $34,165,561, representing 55% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $7,394,095, representing 12% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 4 months at June 30, 2026.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2026.

Please refer to the March 31, 2026 financial statements for full disclosure on the Fund’s portfolio valuation methodology.